Consolidated Statement of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		36 Months Ended	42 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 29, 2012	Feb. 28, 2011	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	Feb. 29, 2012
REVENUES
Revenues from Veterinary Services	$ 101,334	$ 84,803	$ 208,704	$ 84,803				$ 557,845
Online Revenues	2,930		3,493					3,493
Other Revenues					349,141		349,141
TOTAL REVENUE	104,264	84,803	212,197	84,803	349,141		349,141	457,074
Cost of Revenue	26,313	14,492	48,856	14,492	89,405		89,405	138,261
GROSS PROFIT	77,951	70,311	163,341	70,311	259,736		259,736	423,077
COSTS AND EXPENSES
Research and Development		42,502	5,798	93,788	109,063	20,933	139,996	145,794
Rent Costs	48,988	27,168	78,836	39,620	108,596	49,200	165,996	244,832
General and Administrative	156,859	270,831	285,426	420,785	793,609	421,213	1,242,059	1,527,485
Incorporation Costs							408	408
Consultant's Expenses	91,462	62,883	153,420	86,859	159,518	46,470	405,988	559,408
Miscellaneous Expenses							78	78
Total Costs and Expenses	297,309	403,384	523,480	641,052	1,170,786	537,816	1,954,525	2,478,005
OPERATING LOSS	(219,358)	(333,073)	(360,139)	(570,741)	(911,050)	(537,816)	(1,694,789)	(2,054,928)
OTHER INCOME AND EXPENSE
Other Income	86,750	2	86,762	2	99		99	86,861
Income generated from Revenue Share Agreement	187,699		187,699					187,699
Expenses incurred from Revenue Share Agreement	(130,054)		(130,054)					(130,054)
Loss on Impairment of intangible assets	(683,333)		(683,333)					(683,333)
Interest Expense	(8,375)	(8,401)	(15,477)	(14,259)	(24,404)	(7,075)	(31,479)	(46,956)
Interest Expense attributable to amortization of discount	(119,618)		(168,113)		(16,428)		(16,428)	(184,541)
Total Other Income and Expenses	(666,931)	(8,399)	(722,516)	(14,257)	(40,733)	(7,075)	(47,808)	(770,324)
LOSS BEFORE INCOME TAXES	(886,289)	(341,471)	(1,082,655)	(584,997)	(951,783)	(544,891)	(1,742,597)	(2,825,252)
Income Taxes
NET INCOME (LOSS)	$ (886,289)	$ (341,471)	$ (1,082,655)	$ (584,997)	$ (951,783)	$ (544,891)	$ (1,742,597)	$ (2,825,252)
BASIC AND DILUTED EARNINGS (LOSS) PER SHARE	$ (0.04)	$ (0.02)	$ (0.05)	$ (0.03)	$ (0.048)	$ (0.031)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	24,373,484	19,794,710	22,883,784	19,233,704	19,895,368	17,540,420